Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000014470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)
Account Value	$ 18,834	$ 18,834	$ 18,834	$ 18,834	$ 15,711	$ 14,667	$ 18,164	$ 18,338	$ 12,378	$ 7,902	$ 9,665	$ 9,575	$ 6,188	$ 8,011	$ 9,550
Average Annual Return, Percent	14.50%	15.05%	14.51%	6.54%
C000014470 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Investor Class/OCMGX)—excluding sales load
Average Annual Return, Percent	19.88%	20.48%	15.58%	7.03%
C000101831 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	OCM Gold Fund (Atlas Class/OCMAX)—excluding sales load
Account Value	$ 21,175	$ 21,175	$ 21,175	$ 21,175	17,615	16,359	20,148	20,232	13,543	8,542	10,393	10,208	6,545	8,421	10,000
Average Annual Return, Percent	20.21%	21.16%	16.34%	7.79%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	$ 33,028	$ 33,028	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
Average Annual Return, Percent	16.35%	28.19%	15.80%	12.69%
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Philadelphia Gold & Silver Index
Account Value	$ 19,822	$ 19,822	$ 19,822	$ 19,822	$ 16,143	$ 15,543	$ 16,420	$ 16,720	$ 11,757	$ 7,849	$ 9,595	$ 9,594	$ 5,516	$ 8,085	$ 10,000
Average Annual Return, Percent	22.79%	24.48%	18.22%	7.08%